FT Confluence BDC & Specialty Finance Income ETF Shareholder Fees	Nov. 30, 2025
FT Confluence BDC & Specialty Finance Income ETF | FT Confluence BDC & Specialty Finance Income ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%